Asset Acquisition (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended
	Mar. 17, 2025	Jan. 28, 2025	Mar. 31, 2025	Jun. 30, 2025
Asset Acquisition [Line Items]
Acquisition loan payable outstanding			$ 31,000	$ 15,500
Zunz S.A. [Member] | PARAGUAY
Asset Acquisition [Line Items]
Cash paid	$ 25,000		25,000
Acquisition loan payable		$ 31,000	31,000
Acquisition costs		$ 692	692
Acquisition loan payable outstanding			$ 31,000	$ 15,500